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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06260

                             Quaker Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              309 Technology Drive
                                Malvern, PA 19355
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-220-8888

Date of fiscal year end:   6/30/2005

Date of reporting period:  9/30/2005

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2005 (Unaudited)
Quaker Strategic Growth Fund

                                                       Shares          Value
                                                    ------------    ------------
COMMON STOCKS - 82.94%
Basic Materials - 12.25%
Chemicals - 1.19%
Mosaic Co. (a)                                           558,200    $  8,942,364
                                                                    ------------
Iron & Steel Production - 2.71%
Nucor Corp.                                              180,700      10,659,493
United States Steel Corp.                                227,200       9,621,920
                                                                    ------------
                                                                      20,281,413
                                                                    ------------
Mining - 8.35%
BHP Billiton Ltd. ADR                                    272,443       9,312,102
Freeport Mcmoran Copper & Gold, Inc.                     219,800      10,680,082
Inco Ltd.                                                311,400      14,744,790
Phelps Dodge Corp.                                       118,100      15,344,733
Rio Tinto PLC ADR                                         76,500      12,568,950
                                                                    ------------
                                                                      62,650,657
                                                                    ------------
Total Basic Materials (Cost $81,646,175)                              91,874,434
                                                                    ------------

Communications - 3.16%
Telecommunications - 3.16%
America Movil SA de CV ADR                               550,200      14,481,264
NII Holdings, Inc. (a)                                   109,165       9,218,984
                                                                    ------------
Total Communications (Cost $17,399,750)                               23,700,248
                                                                    ------------

Consumer, Cyclical - 2.51%
Apparel - 0.56%
Liz Claiborne, Inc.                                      106,600       4,191,512
                                                                    ------------
Entertainment & Leisure - 0.92%
Carnival Corp.                                            69,600       3,478,608
Gtech Holdings Corp.                                     106,600       3,417,596
                                                                    ------------
                                                                       6,896,204
                                                                    ------------
Retail - 1.03%
Pacific Sunwear of California, Inc. (a)                  360,400       7,726,976
                                                                    ------------
Total Consumer, Cyclical (Cost $19,118,826)                           18,814,692
                                                                    ------------

Energy - 24.10%
Oil & Gas - 22.10%
Apache Corp.                                             242,200      18,218,284
Canadian Natural Resources Ltd. ADR                      147,500       6,665,525
Cimarex Energy Co. (a)                                   351,100      15,915,363
Devon Energy Corp.                                       166,100      11,401,104
Diamond Offshore Drilling, Inc.                          100,100       6,131,125
GlobalSantaFe Corp.                                      274,200      12,509,004
Helmerich & Payne, Inc.                                  117,600       7,101,864
Marathon Oil Corp.                                       161,900      11,159,767
Nabors Industries Ltd. (a)                               151,200      10,860,696
Patterson-Uti Energy, Inc.                               457,000      16,488,560
Petro-Canada                                             164,800       6,877,104
Pioneer Natural Resources Co.                            256,700      14,097,964
Plains Exploration & Production Co. (a)                   41,200       1,764,184
Pogo Producing Co.                                       120,800       7,119,952
Warren Resources, Inc. (a)                               357,143       5,982,145
XTO Energy, Inc.                                         297,900      13,500,828
                                                                    ------------
                                                                     165,793,469
                                                                    ------------
Oil & Gas Services - 2.00%
Weatherford International Ltd. (a)                       218,700      15,015,942
                                                                    ------------
Total Energy (Cost $138,337,226)                                     180,809,411
                                                                    ------------

Financial - 8.90%
Financial Services - 6.31%
CIT Group, Inc.                                          285,800      12,912,444
Goldman Sachs Group, Inc.                                 86,100      10,468,038
Merrill Lynch & Co., Inc.                                231,300      14,190,255
Sanders Morris Harris Group                              594,700       9,723,345
                                                                    ------------
                                                                      47,294,082
                                                                    ------------
Insurance - 2.59%
American Equity Investment Life Holding Co.              314,300       3,567,305
Genworth Financial, Inc.                                 157,900       5,090,696
St. Paul Travelers Cos., Inc.                            240,400      10,786,748
                                                                    ------------
                                                                      19,444,749
                                                                    ------------
Total Financial (Cost $59,831,726)                                    66,738,831
                                                                    ------------

Healthcare - 11.51%
Healthcare - Services - 7.46%
Coventry Health Care, Inc. (a)                           254,800      21,917,896
Health Management Associates, Inc.                       159,278       3,738,255
Laboratory Corporation of America Holdings (a)           247,200      12,041,112
Pediatrix Medical Group, Inc. (a)                        190,400      14,626,528
Triad Hospitals, Inc. (a)                                 79,600       3,603,492
                                                                    ------------
                                                                      55,927,283
                                                                    ------------
Healthcare-Services - 2.10%
WellPoint, Inc. (a)                                      207,700      15,747,814
                                                                    ------------
Pharmaceuticals - 1.95%
Wyeth                                                    316,900      14,662,963
                                                                    ------------
Total Healthcare (Cost $73,343,754)                                   86,338,060
                                                                    ------------

Industrial - 16.62%
Aerospace & Defense - 5.97%
General Dynamics Corp.                                   161,800      19,343,190
Lockheed Martin Corp.                                    166,100      10,138,744
Raytheon Co.                                             402,500      15,303,050
                                                                    ------------
                                                                      44,784,984
                                                                    ------------
Electronics - 0.66%
Fisher Scientific International, Inc. (a)                 80,300       4,982,615
                                                                    ------------
Environmental Control - 2.06%
American Ecology Corp.                                   789,195      15,484,006
                                                                    ------------
Miscellaneous Manufacturing - 3.89%
Honeywell International, Inc.                            461,100      17,291,250
Ingersoll-Rand Co.                                       310,900      11,885,707
                                                                    ------------
                                                                      29,176,957
                                                                    ------------
Transportation - 4.04%
Burlington Northern Santa Fe Corp.                       212,900      12,731,420
Quintana Maritime Ltd.                                   252,300       2,850,990
Union Pacific Corp.                                      205,100      14,705,670
                                                                    ------------
                                                                      30,288,080
                                                                    ------------
Total Industrial (Cost $113,484,175)                                 124,716,642
                                                                    ------------

Technology - 0.76%
Computer Software & Services - 0.76%
Nestor, Inc. (a)                                         898,100       5,684,973
                                                                    ------------
Total Technology (Cost $4,225,221)                                     5,684,973
                                                                    ------------

Utilities - 3.13%
Electric - 3.13%
AES Corp. (a)                                            265,500       4,362,165
Allegheny Energy, Inc. (a)                               623,000      19,138,560
                                                                    ------------
Total Utilities (Cost $14,210,927)                                    23,500,725
                                                                    ------------

TOTAL COMMON STOCKS (Cost $521,597,780)                             $622,178,016
                                                                    ------------
PREFERRED STOCKS - 0.38%
Consumer, Non-cyclical - 0.38%
Household Products - 0.38%
Ronco Corp. (a)(b)                                       760,000       2,865,200
                                                                    ------------
Total Consumer, Non-cyclical (Cost $2,865,200)                         2,865,200
                                                                    ------------

TOTAL PREFERRED STOCKS (Cost $2,865,200)                            $  2,865,200
                                                                    ------------
SHORT TERM INVESTMENTS - 13.17%
Money Market Funds - 13.17%
Merrill Lynch Master EBP Repo Money Market Fund     $ 36,625,886    $ 36,625,886
Reserve U.S. Government Fund                          31,000,000      31,000,000
Reserve Primary Fund                                  31,217,823      31,217,823
                                                                    ------------
                                                                      98,843,709
                                                                    ------------

TOTAL SHORT TERM INVESTMENTS (Cost $98,843,709)                     $ 98,843,709
                                                                    ------------
Total Investments  (Cost $623,306,689) - 96.49%                     $723,886,925
Other Assets in Excess of Liabilities, Net 3.51%                      26,361,278
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $750,248,203
                                                                    ============

                        Schedule of Securities Sold Short

                                                       Shares          Value
                                                    ------------    -----------

COMMON STOCKS - 1.42%
Las Vegas Sands Corp. (a)                                 68,700    $  2,260,917
Mercury Interactive Corp. (a)                            125,900       4,985,640
Nvidia Corp. (a)                                          54,400       1,864,832
Utstarcom, Inc. (a)                                      188,300       1,538,411
                                                                    ------------
TOTAL COMMON STOCKS (Cost $10,261,711)                              $ 10,649,800
                                                                    ------------

Total Securities Sold Short  (Proceeds $10,261,711)                 $ 10,649,800
                                                                    ============

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2005:

   Cost of          Gross Unrealized     Gross Unrealized      Net Unrealized
 Investments          Appreciation         Depreciation          Gain/(Loss)
--------------------------------------------------------------------------------
$ 615,580,009        $ 101,248,708          $ 3,591,592          $ 97,657,116

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

ADR   American Depository Receipt

(a)   Non-income producing security

(b) Restricted security acquired on June 24, 2005 at a cost of $2,865,200. Since market quotations are not readily available for this security, it was valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at September 30, 2005 is $2,865,200, which represents 0.38% of total net assets.

Schedule of Investments
September 30, 2005 (Unaudited)
Quaker Core Equity Fund

                                                       Shares          Value
                                                    ------------    ------------
COMMON STOCKS - 98.06%
Basic Materials - 2.90%
Mining - 2.90%
BHP Billiton Ltd. ADR                                     10,000    $    341,800
                                                                    ------------
Total Basic Materials (Cost $330,640)                                    341,800
                                                                    ------------

Communications - 7.22%
Advertising - 3.28%
R H Donnelley Corp. (a)                                    3,800         240,388
Ventiv Health, Inc. (a)                                    5,600         146,776
                                                                    ------------
                                                                         387,164
                                                                    ------------
Internet - 0.16%
Vasco Data Security International, Inc. (a)                2,100          19,047
                                                                    ------------
Telecommunications - 3.78%
Arris Group, Inc. (a)                                      2,000          23,720
Cisco Systems, Inc. (a)                                   23,500         421,355
                                                                    ------------
                                                                         445,075
                                                                    ------------
Total Communications (Cost $1,026,216)                                   851,286
                                                                    ------------

Consumer, Cyclical - 16.45%
Distribution & Wholesale - 1.06%
Wesco International, Inc. (a)                              3,700         125,319
                                                                    ------------
Home Builders - 0.87%
Pulte Homes, Inc.                                          2,400         103,008
                                                                    ------------
Lodging - 1.25%
Boyd Gaming Corp.                                          2,500         107,800
Station Casinos, Inc.                                        600          39,816
                                                                    ------------
                                                                         147,616
                                                                    ------------
Retail - 13.27%
America's Car-Mart, Inc. (a)                               4,200          75,348
Cash America International, Inc.                           5,150         106,862
Claire's Stores, Inc.                                      7,390         178,321
CVS Corp.                                                  4,200         121,842
Darden Restaurants, Inc.                                   8,700         264,219
Dollar Tree Stores, Inc. (a)                               2,000          43,300
Lowe's Companies, Inc.                                     3,250         209,300
MSC Industrial Direct Co., Inc.                            1,700          56,389
Staples, Inc.                                              3,600          76,752
Target Corp.                                               3,700         192,141
Walgreen Co.                                               1,100          47,795
Wal-Mart Stores, Inc.                                      4,395         192,589
                                                                    ------------
                                                                       1,564,858
                                                                    ------------
Total Consumer, Cyclical (Cost $1,824,245)                             1,940,801
                                                                    ------------

Consumer, Non-cyclical - 14.21%
Commercial Services - 3.71%
Aaron Rents, Inc.                                          5,000         105,750
Apollo Group, Inc. (a)                                     5,000         331,950
                                                                    ------------
                                                                         437,700
                                                                    ------------
Cosmetics & Toiletries - 4.74%
Procter & Gamble Co.                                       9,400         558,924
                                                                    ------------

Food & Beverages - 2.09%
PepsiCo, Inc.                                              4,360         247,255
                                                                    ------------
Household Products - 3.67%
ACCO Brands Corp. (a)                                        564          15,916
Fortune Brands, Inc.                                       2,400         195,192
Jarden Corp. (a)                                           4,795         196,931
Yankee Candle Co., Inc.                                    1,000          24,500
                                                                    ------------
                                                                         432,539
                                                                    ------------
Total Consumer, Non-cyclical (Cost $1,544,132)                         1,676,418
                                                                    ------------

Energy - 10.85%
Oil & Gas - 8.12%
Apache Corp.                                               1,800         135,396
Callon Petroleum Co. (a)                                   4,500          94,185
Edge Petroleum Corp. (a)                                   3,700          97,643
KCS Energy, Inc. (a)                                       3,500          96,355
Penn Virginia Corp.                                        1,400          80,794
Valero Energy Corp.                                        3,000         339,180
Whiting Petroleum Holdings, Inc. (a)                       2,600         113,984
                                                                    ------------
                                                                         957,537
                                                                    ------------
Oil & Gas Services - 2.73%
Halliburton Co.                                            4,700         322,044
                                                                    ------------
Total Energy (Cost $695,599)                                           1,279,581
                                                                    ------------

Financial - 4.69%
Banks - 0.69%
Barclays PLC                                               2,000          81,560
                                                                    ------------
Insurance - 1.09%
Prudential Financial, Inc.                                 1,900         128,364
                                                                    ------------
Investment Companies - 1.01%
Apollo Investment Corp.                                    6,000         118,800
                                                                    ------------
Real Estate - 1.90%
Capital Trust, Inc.                                        2,400          77,184
CB Richard Ellis Group, Inc. (a)                           3,000         147,600
                                                                    ------------
                                                                         224,784
                                                                    ------------
Total Financial (Cost $500,704)                                          553,508
                                                                    ------------

Healthcare - 12.68%
Biotechnology - 3.02%
Millipore Corp. (a)                                        3,000         188,670
United Therapeutics Corp. (a)                              2,400         167,520
                                                                    ------------
                                                                         356,190
                                                                    ------------
Healthcare - Products - 3.74%
Beckman Coulter, Inc.                                      1,400          75,572
Dade Behring, Inc.                                         3,600         131,976
Johnson & Johnson                                          3,700         234,136
                                                                    ------------
                                                                         441,684
                                                                    ------------
Healthcare - Services - 2.55%
Aetna, Inc.                                                1,890         162,805
Coventry Health Care, Inc. (a)                             1,600         137,632
                                                                    ------------
                                                                         300,437
                                                                    ------------
Pharmaceuticals - 3.37%
Kos Pharmaceuticals, Inc. (a)                              1,700         113,781
Pfizer, Inc.                                              11,340         283,160
                                                                    ------------
                                                                         396,941
                                                                    ------------
Total Healthcare (Cost $1,473,604)                                     1,495,252
                                                                    ------------

Industrial - 18.42%
Aerospace & Defense - 1.35%
Raytheon Co.                                               4,200         159,684
                                                                    ------------
Electronics - 0.79%
Fisher Scientific International, Inc. (a)                  1,500          93,075
                                                                    ------------
Machinery - Diversified - 1.53%
Rockwell Automation, Inc.                                  2,900         153,410
Westinghouse Air Brake Technologies Corp.                  1,000          27,280
                                                                    ------------
                                                                         180,690
                                                                    ------------
Miscellaneous Manufacturing - 11.62%
3M Co.                                                     1,500         110,040
Barnes Group, Inc.                                         2,710          97,181
Dover Corp.                                                4,300         175,397
General Electric Co.                                      19,740         664,646
Illinois Tool Works, Inc.                                  1,800         148,194
Roper Industries, Inc.                                     2,260          88,795
Textron, Inc.                                              1,200          86,064
                                                                    ------------
                                                                       1,370,317
                                                                    ------------
Packaging & Containers - 0.16%
Ball Corp.                                                   500          18,370
                                                                    ------------
Transportation - 2.97%
CSX Corp.                                                  3,300         153,384
Kirby Corp. (a)                                            1,520          75,133
Norfolk Southern Corp.                                     3,000         121,680
                                                                    ------------
                                                                         350,197
                                                                    ------------
Total Industrial (Cost $2,141,645)                                     2,172,333
                                                                    ------------

Technology - 10.64%
Computer Software & Services - 4.02%
Microsoft Corp.                                           18,440         474,461
                                                                    ------------
Computers - 4.60%
Dell, Inc. (a)                                            11,500         393,300
EMC Corp. (a)                                             11,500         148,810
                                                                    ------------
                                                                         542,110
                                                                    ------------
Semiconductors - 2.02%
Intel Corp.                                                9,650         237,873
                                                                    ------------
Total Technology (Cost $1,271,053)                                     1,254,444
                                                                    ------------

TOTAL COMMON STOCKS (Cost $10,807,838)                              $ 11,565,423
                                                                    ------------
EQUITY FUNDS - 1.59%
Equity Fund - 1.59%
PowerShares ETF Trust Dynamic Biotechnology
  Genome Portfolio Shares (a)                              9,700         163,542
PowerShares ETF Trust Semiconductors
  Portfolio Shares (a)                                     1,500          24,000
                                                                    ------------
Total Equity Fund (Cost $187,884)                                        187,542
                                                                    ------------

TOTAL EQUITY FUNDS (Cost $187,884)                                  $    187,542
                                                                    ------------
SHORT TERM INVESTMENTS - 0.34%
Money Market Funds - 0.34%
Evergreen Institutional Money Market Fund           $     40,393    $     40,393
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS (Cost $40,393)                         $     40,393
                                                                    ------------
Total Investments  (Cost $11,036,115) - 99.99%                      $ 11,793,358
Other Assets in Excess of Liabilities, Net 0.01%                             696
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 11,794,054
                                                                    ============

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2005:

   Cost of          Gross Unrealized     Gross Unrealized      Net Unrealized
 Investments          Appreciation         Depreciation          Gain/(Loss)
--------------------------------------------------------------------------------
 $11,037,387           $1,315,169            $559,198               $755,971

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

ADR   American Depository Receipt

(a)   Non-income producing security

Schedule of Investments
September 30, 2005 (Unaudited)
Quaker Small-Cap Growth Fund

                                                       Shares          Value
                                                    ------------    ------------
COMMON STOCKS - 92.33%
Basic Materials - 1.37%
Forest Products & Paper - 1.37%
Plum Creek Timber Company, Inc.                              500    $     18,955
Rayonier, Inc.                                               500          28,810
                                                                    ------------
Total Basic Materials (Cost $47,896)                                      47,765
                                                                    ------------

Communications - 5.26%
Advertising - 2.60%
Ventiv Health, Inc. (a)                                    3,460          90,686
                                                                    ------------
Internet - 0.71%
Jupitermedia Corp. (a)                                     1,400          24,794
                                                                    ------------
Multimedia - 0.48%
Thomas Nelson, Inc.                                          900          16,875
                                                                    ------------
Telecommunications - 1.47%
Anixter International, Inc. (a)                            1,270          51,219
                                                                    ------------
Total Communications (Cost $147,405)                                     183,574
                                                                    ------------

Consumer, Cyclical - 28.84%
Auto Manufacturers - 1.48%
Oshkosh Truck Corp.                                        1,200          51,792
                                                                    ------------
Distribution & Wholesale - 4.83%
Central European Distribution Corp. (a)                    1,270          54,090
Hughes Supply, Inc.                                        1,040          33,904
Wesco International, Inc. (a)                              2,390          80,949
                                                                    ------------
                                                                         168,943
                                                                    ------------
Entertainment & Leisure - 3.65%
Bluegreen Corp. (a)                                          600          10,590
Penn National Gaming, Inc. (a)                             1,580          49,154
Scientific Games Corp. (a)                                 2,000          62,000
Vail Resorts, Inc. (a)                                       200           5,750
                                                                    ------------
                                                                         127,494
                                                                    ------------
Food & Beverages - 0.59%
Centerplate, Inc.                                          1,730          20,500
                                                                    ------------
Lodging - 4.95%
Boyd Gaming Corp.                                          2,200          94,864
Gaylord Entertainment Co. (a)                              1,640          78,146
                                                                    ------------
                                                                         173,010
                                                                    ------------
Retail - 10.36%
American Eagle Outfitters, Inc.                              800          18,824
America's Car-Mart, Inc. (a)                               2,250          40,365
Cash America International, Inc.                           1,830          37,973
Cke Restaurants, Inc.                                      2,100          27,678
Claire's Stores, Inc.                                        950          22,923
Dollar Tree Stores, Inc. (a)                               1,000          21,650
Jos A Bank Clothiers, Inc. (a)                               380          16,424
O Charleys, Inc. (a)                                       3,500          50,085
Pantry, Inc. (a)                                           2,200          82,214
Red Robin Gourmet Burgers, Inc. (a)                          400          18,336
Wal-Mart de Mexico SA de CV ADR                              500          25,427
                                                                    ------------
                                                                         361,899
                                                                    ------------

Storage & Warehousing - 2.98%
Mobile Mini, Inc. (a)                                      2,400         104,040
                                                                    ------------
Total Consumer, Cyclical (Cost $824,852)                               1,007,678
                                                                    ------------

Consumer, Non-cyclical - 3.98%
Commercial Services - 1.96%
Aaron Rents, Inc.                                          1,025          21,679
Ace Cash Express, Inc. (a)                                 2,400          46,824
                                                                    ------------
                                                                          68,503
                                                                    ------------
Household Products - 2.02%
Jarden Corp. (a)                                           1,000          41,070
Yankee Candle Co., Inc.                                    1,200          29,400
                                                                    ------------
                                                                          70,470
                                                                    ------------
Total Consumer, Non-cyclical (Cost $144,462)                             138,973
                                                                    ------------

Energy - 17.72%
Oil & Gas - 17.72%
Callon Petroleum Co. (a)                                   5,700         119,301
Edge Petroleum Corp. (a)                                   1,800          47,502
Frontier Oil Corp.                                         1,400          62,090
Holly Corp.                                                  700          44,786
Houston Exploration Co. (a)                                  500          33,625
Penn Virginia Corp.                                        1,000          57,710
Plains Exploration & Production Co. (a)                    1,650          70,653
Range Resources Corp.                                      1,100          42,471
Whiting Petroleum Holdings, Inc. (a)                       1,290          56,554
XTO Energy, Inc.                                           1,866          84,567
                                                                    ------------
Total Energy (Cost $330,109)                                             619,259
                                                                    ------------

Financial - 15.03%
Financial Services - 5.61%
Asta Funding, Inc.                                         3,000          91,080
Encore Capital Group, Inc. (a)                             1,930          34,431
Marlin Business Services Corp. (a)                         3,060          70,503
                                                                    ------------
                                                                         196,014
                                                                    ------------
Insurance - 3.49%
Argonaut Group, Inc. (a)                                   1,000          27,010
Ing Groep NV ADR                                           2,000          59,580
Ohio Casualty Corp.                                        1,300          35,256
                                                                    ------------
                                                                         121,846
                                                                    ------------
Investment Companies - 2.69%
Allied Capital Corp.                                         600          17,178
American Capital Strategies Ltd.                           1,300          47,658
Ares Capital Corp.                                         1,800          29,304
                                                                    ------------
                                                                          94,140
                                                                    ------------
Real Estate - 3.24%
Capital Trust, Inc.                                        2,890          92,942
Equity Inns, Inc.                                          1,500          20,250
                                                                    ------------
                                                                         113,192
                                                                    ------------
Total Financial (Cost $434,186)                                          525,192
                                                                    ------------

Healthcare - 6.87%
Healthcare - Products - 2.08%
Genesis Healthcare Corp. (a)                               1,800          72,576
                                                                    ------------

Healthcare - Services - 4.79%
Beverly Enterprises, Inc. (a)                              3,200          39,200
Lifepoint Hospitals, Inc. (a)                              1,100          48,103
Sunrise Senior Living, Inc. (a)                            1,200          80,088
                                                                    ------------
                                                                         167,391
                                                                    ------------
Total Healthcare (Cost $216,314)                                         239,967
                                                                    ------------

Industrial - 11.41%
Aerospace & Defense - 1.11%
Orbital Sciences Corp. (a)                                 3,120          39,000
                                                                    ------------
Electronics - 1.82%
Brady Corp.                                                1,000          30,940
Dionex Corp. (a)                                             600          32,550
                                                                    ------------
                                                                          63,490
                                                                    ------------
Machinery - Diversified - 6.90%
Idex Corp.                                                 2,250          95,737
Middleby Corp. (a)                                           500          36,250
Westinghouse Air Brake Technologies Corp.                  4,000         109,120
                                                                    ------------
                                                                         241,107
                                                                    ------------
Miscellaneous Manufacturing - 1.58%
Acuity Brands, Inc.                                          100           2,967
Barnes Group, Inc.                                           620          22,233
Trinity Industries, Inc.                                     740          29,963
                                                                    ------------
                                                                          55,163
                                                                    ------------
Total Industrial (Cost $308,599)                                         398,760
                                                                    ------------

Technology - 0.93%
Computer Software & Services - 0.59%
Per-Se Technologies, Inc. (a)                              1,000          20,660
                                                                    ------------
Computers - 0.34%
Ciber, Inc. (a)                                            1,600          11,888
                                                                    ------------
Total Technology (Cost $33,018)                                           32,548
                                                                    ------------

Utilities - 0.92%
Electric - 0.92%
Exelon Corp.                                                 600          32,064
                                                                    ------------
Total Utilities (Cost $34,198)                                            32,064
                                                                    ------------

TOTAL COMMON STOCKS (Cost $2,521,039)                               $  3,225,780
                                                                    ------------
EQUITY FUNDS - 5.20%
Equity Fund - 5.20%
NASDAQ 100 Trust Series I                                  4,000         157,840
PowerShares ETF Trust Semiconductors
  Portfolio Shares (a)                                     1,500          24,000
                                                                    ------------
Total Equity Fund (Cost $175,183)                                        181,840
                                                                    ------------

TOTAL EQUITY FUNDS (Cost $175,183)                                  $    181,840
                                                                    ------------
SHORT TERM INVESTMENTS - 1.01%
Money Market Funds - 1.01%
Evergreen Institutional Money Market Fund           $     35,384    $     35,384
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS (Cost $35,384)                         $     35,384
                                                                    ------------
Total Investments  (Cost $2,731,606) - 98.54%                       $  3,443,004
Other Assets in Excess of Liabilities, Net 1.46%                          50,891
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $  3,493,895
                                                                    ============

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30, 2005:

   Cost of          Gross Unrealized     Gross Unrealized      Net Unrealized
 Investments          Appreciation         Depreciation          Gain/(Loss)
--------------------------------------------------------------------------------
 $2,732,786             $803,325              $93,106              $710,219

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

ADR   American Depository Receipt

(a)   Non-income producing security

Schedule of Investments
September 30, 2005 (Unaudited)
Quaker Capital Opportunities Fund

                                                       Shares          Value
                                                    ------------    ------------
COMMON STOCKS - 90.58%
Basic Materials - 3.44%
Chemicals - 3.44%
Praxair, Inc.                                             20,000    $    958,600
                                                                    ------------
Total Basic Materials (Cost $952,231)                                    958,600
                                                                    ------------

Communications - 2.58%
Media - 2.58%
Mcgraw-Hill Companies, Inc.                               15,000         720,600
                                                                    ------------
Total Communications (Cost $719,849)                                     720,600
                                                                    ------------

Consumer, Cyclical - 18.91%
Entertainment & Leisure - 3.14%
Carnival Corp.                                            17,500         874,650
                                                                    ------------
Home Builders - 11.73%
Centex Corp.                                              15,000         968,700
Lennar Corp.                                              17,000       1,015,920
Pulte Homes, Inc.                                         30,000       1,287,600
                                                                    ------------
                                                                       3,272,220
                                                                    ------------
Retail - 4.04%
Lowe's Companies, Inc.                                    17,500       1,127,000
                                                                    ------------
Total Consumer, Cyclical (Cost $4,977,189)                             5,273,870
                                                                    ------------

Consumer, Non-cyclical - 9.00%
Commercial Services - 5.15%
Pharmaceutical Products Developments
  Service, Inc. (a)                                       25,000       1,437,750
                                                                    ------------
Food & Beverages - 3.85%
Diageo PLC ADR                                            18,500       1,073,185
                                                                    ------------
Total Consumer, Non-cyclical (Cost $1,922,330)                         2,510,935
                                                                    ------------

Energy - 12.75%
Oil & Gas - 12.75%
Chesapeake Energy Corp. (b)                               20,000         765,000
ConocoPhillips (b)                                        14,000         978,740
Total SA ADR                                              10,000       1,358,200
XTO Energy, Inc. (b)                                      10,000         453,200
                                                                    ------------
Total Energy (Cost $2,827,371)                                         3,555,140
                                                                    ------------

Financial - 4.48%
Real Estate - 4.48%
The St. Joe Co.                                           20,000       1,249,000
                                                                    ------------
Total Financial (Cost $1,049,048)                                      1,249,000
                                                                    ------------

Healthcare - 25.36%
Healthcare - Products - 2.78%
Edwards Lifesciences Corp. (a)                            17,500         777,175
                                                                    ------------
Healthcare - Services - 9.34%
Covance, Inc. (a)                                         25,000       1,199,750
UnitedHealth Group, Inc.                                  25,000       1,405,000
                                                                    ------------
                                                                       2,604,750
                                                                    ------------
Pharmaceuticals - 13.24%
Caremark RX, Inc. (a)                                     10,000         499,300
Cephalon, Inc. (a)                                        22,500       1,044,450
Express Scripts, Inc. (a)                                 10,000         622,000
Medco Health Solutions, Inc. (a)                           7,000         383,810
Sanofi-Aventis ADR                                        27,500       1,142,625
                                                                    ------------
                                                                       3,692,185
                                                                    ------------
Total Healthcare (Cost $6,378,715)                                     7,074,110
                                                                    ------------

Industrial - 9.76%
Machinery - Diversified - 3.79%
Rockwell Automation, Inc.                                 20,000       1,058,000
                                                                    ------------
Miscellaneous Manufacturing - 5.97%
Danaher Corp.                                             20,000       1,076,600
Roper Industries, Inc.                                    15,000         589,350
                                                                    ------------
                                                                       1,665,950
                                                                    ------------
Total Industrial (Cost $2,558,109)                                     2,723,950
                                                                    ------------

Technology - 4.30%
Computer Software & Services - 2.95%
Dun & Bradstreet Corp. (a)                                12,500         823,375
                                                                    ------------
Semiconductors - 1.35%
Linear Technology Corp.                                   10,000         375,900
                                                                    ------------
Total Technology (Cost $1,199,493)                                     1,199,275
                                                                    ------------

TOTAL COMMON STOCKS (Cost $22,584,335)                              $ 25,265,480
                                                                    ------------

                                                     Contracts*        Value
                                                    ------------    ------------
CALL OPTIONS - 4.48%
Chesapeake Energy Corp.
    Expiration: January, 2006,
    Exercise Price: $25.00 (a)(b)                            200         272,000
    Expiration: November, 2005,
    Exercise Price: $25.00 (a)(b)                            300         393,000
ConocoPhillips
    Expiration: January, 2006,
    Exercise Price: $45.00 (a)(b)                             40         100,400
XTO Energy Corp.
    Expiration: January, 2006,
    Exercise Price: $30.00 (a)(b)                            300         483,000
                                                                    ------------
TOTAL CALL OPTIONS (Cost $1,032,920)                                $  1,248,400
                                                                    ------------

                                                       Shares          Value
                                                    ------------    ------------
SHORT TERM INVESTMENTS - 3.05%
Money Market Funds - 3.05%
Fidelity Institutional Cash Portfolios Fund         $    425,837    $    425,837
Merrill Lynch Master EBP Repo Money Market Fund          425,837         425,837
                                                                    ------------
                                                                         851,674
                                                                    ------------

TOTAL SHORT TERM INVESTMENTS (Cost $851,674)                        $    851,674
                                                                    ------------
Total Investments  (Cost $24,468,929) - 98.11%                      $ 27,365,554
Other Assets in Excess of Liabilities, Net 1.89%                         526,624
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 27,892,178
                                                                    ============

                           Schedule of Options Written

                                                     Contracts*        Value
                                                    ------------    ------------
CALL OPTIONS - 1.72%
Chesapeake Energy Corp.
    Expiration: January, 2006,
    Exercise Price: $30.00                                   350    $    336,000
ConocoPhillips
    Expiration: January, 2006,
    Exercise Price: $65.00                                    40          30,400
XTO Energy Corp.
    Expiration: January, 2006,
    Exercise Price: $40.00                                   150         111,000
                                                                    ------------
                                                                         477,400
                                                                    ------------
Total Options Written  (Premiums received $220,780)                 $    477,400
                                                                    ============

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2005:

   Cost of          Gross Unrealized     Gross Unrealized      Net Unrealized
 Investments          Appreciation         Depreciation          Gain/(Loss)
--------------------------------------------------------------------------------
 $24,353,045           $3,029,408             $494,299            $2,535,109

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

ADR   American Depository Receipt

(a)   Non-income producing security

(b)   Portion of the security is pledged as collateral for options written.

*     One option contract is equivalent to one hundred shares of common stock.

Schedule of Investments
September 30, 2005 (Unaudited)
Quaker Biotech Pharma-Healthcare Fund

                                                       Shares          Value
                                                    ------------    ------------
COMMON STOCKS - 81.98%
Healthcare - 81.98%
Biotechnology - 71.23%
Affymetrix, Inc. (a)(b)                                   13,600    $    628,728
Alexion Pharmaceuticals, Inc. (a)                         20,570         569,377
Alkermes, Inc. (a)                                        23,500         394,800
Amgen, Inc. (a)                                           19,210       1,530,461
Amylin Pharmaceuticals, Inc. (a)                          22,930         797,735
Anadys Pharmaceuticals, Inc. (a)                          29,410         313,805
Ariad Pharmaceuticals, Inc. (a)                           38,100         283,083
Chiron Corp. (a)                                          23,607       1,029,737
Cotherix, Inc. (a)                                        63,936         891,907
Critical Therapeutics, Inc. (a)                           37,785         355,935
CV Therapeutics, Inc. (a)                                 27,200         727,600
Genzyme Corp. (a)                                          9,400         673,416
Gilead Sciences, Inc. (a)                                 13,200         643,632
Human Genome Sciences, Inc. (a)                           53,700         729,783
ICOS Corp. (a)                                             4,600         127,052
Imclone Systems, Inc. (a)                                 20,700         651,015
InterMune, Inc. (a)                                       41,540         687,487
Medicines Co. (a)                                         40,540         932,825
Momenta Pharmaceuticals, Inc. (a)                         20,900         569,525
Neurocrine Biosciences, Inc. (a)                          20,930       1,029,547
Onyx Pharmaceuticals, Inc. (a)                            31,900         796,862
Progenics Pharmaceuticals, Inc. (a)                       21,400         507,394
Xenogen Corp. (a)                                         68,000         210,800
                                                                    ------------
                                                                      15,082,506
                                                                    ------------
Pharmaceuticals - 10.75%
Nabi Biopharmaceuticals (a)                               65,800         861,980
OSI Pharmaceuticals, Inc. (a)(b)                          24,200         707,608
Pharmion Corp. (a)                                        32,400         706,644
                                                                    ------------
                                                                       2,276,232
                                                                    ------------
Total Healthcare (Cost $15,117,964)                                   17,358,738
                                                                    ------------

TOTAL COMMON STOCKS (Cost $15,117,964)                              $ 17,358,738
                                                                    ------------
FOREIGN COMMON STOCKS - 1.14%
Switzerland - 1.14%
Biotechnology - 1.14%
ARPIDA AG (a)                                             18,080         240,983
                                                                    ------------
Total Switzerland (Cost $224,258)                                        240,983
                                                                    ------------

TOTAL FOREIGN COMMON STOCKS (Cost $224,258)                         $    240,983
                                                                    ------------
                                                     Contracts*        Value
                                                    ------------    ------------
CALL OPTIONS - 0.34%
OSI Pharmaceuticals, Inc.
    Expiration: January, 2006,
    Exercise Price: $30.00 (a)(b)                            242          71,390
                                                                    ------------
TOTAL CALL OPTIONS (Cost $78,166)                                   $     71,390
                                                                    ------------
PUT OPTIONS - 0.03%
Affymetrix, Inc.
    Expiration: November, 2005,
    Exercise Price: $40.00                                   136           7,480
                                                                    ------------
TOTAL PUT OPTIONS (Cost $22,168)                                    $      7,480
                                                                    ------------

WARRANTS - 0.00%
                                                       Shares          Value
                                                    ------------    ------------
Xenogen Corp.
    Expiration: August 15, 2010 (a)                       20,400               0
                                                                    ------------
TOTAL WARRANTS (Cost $0)                                            $          0
                                                                    ------------

                                                       Shares          Value
                                                    ------------    ------------
SHORT TERM INVESTMENTS - 8.36%
Money Market Funds - 8.36%
Merrill Lynch Master EBP Repo Money Market Fund     $  1,770,036    $  1,770,036
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS (Cost $1,770,036)                      $  1,770,036
                                                                    ------------
Total Investments  (Cost $17,212,592) - 91.85%                      $ 19,448,627
Other Assets in Excess of Liabilities, Net 8.15%                       1,725,668
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 21,174,295
                                                                    ============

                        Schedule of Securities Sold Short

                                                       Shares          Value
                                                    ------------    ------------

COMMON STOCKS - 2.71%
Genentech, Inc. (a)                                        6,800    $    572,628
                                                                    ------------
TOTAL COMMON STOCKS (Cost $595,935)                                 $    572,628

EQUITY FUNDS - 4.63%
iShares Nasdaq Biotechnology Index Fund (a)               12,800         980,992
                                                                    ------------
TOTAL EQUITY FUNDS (Cost $957,638)                                  $    980,992
                                                                    ------------
Total Securities Sold Short
  (Proceeds $1,553,573)                                             $  1,553,620
                                                                    ============

                           Schedule of Options Written

                                                     Contracts*        Value
                                                    ------------    ------------
CALL OPTIONS - 0.53%
Affymetrix, Inc.
    Expiration: November, 2005,
    Exercise Price: $45.00                                   136    $     43,520
OSI Pharmaceuticals, Inc.
    Expiration: January, 2006,
    Exercise Price: $35.00                                   484          67,760
                                                                    ------------
                                                                         111,280
                                                                    ------------
Total Options Written
  (Premiums received $101,336)                                      $    111,280
                                                                    ============

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2005:

   Cost of          Gross Unrealized     Gross Unrealized      Net Unrealized
 Investments          Appreciation         Depreciation          Gain/(Loss)
--------------------------------------------------------------------------------
 $15,707,745           $2,836,915            $760,933            $2,075,982

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)   Non-income producing security

(b)   Portion of the security is pledged as collateral for options written.

*     One option contract is equivalent to one hundred shares of common stock.

Schedule of Investments
September 30, 2005 (Unaudited)
Quaker Small-Cap Trend Fund

                                                       Shares          Value
                                                    ------------    ------------
COMMON STOCKS - 99.61%
Basic Materials - 2.03%
Chemicals - 2.03%
Cabot Microelectronics Corp. (a)                           3,200    $     94,016
                                                                    ------------
Total Basic Materials (Cost $106,792)                                     94,016
                                                                    ------------

Communications - 2.42%
Telecommunications - 2.42%
Black Box Corp.                                            2,500         104,900
EFJ, Inc. (a)                                                700           7,203
                                                                    ------------
Total Communications (Cost $112,226)                                     112,103
                                                                    ------------

Consumer, Cyclical - 16.21%
Airlines - 2.09%
JetBlue Airways Corp. (a)                                  5,500          96,800
                                                                    ------------
Home Builders - 5.12%
Monaco Coach Corp.                                         7,000         103,180
WCI Communities, Inc. (a)                                  4,700         133,339
                                                                    ------------
                                                                         236,519
                                                                    ------------
Home Furnishings - 2.31%
Ethan Allen Interiors, Inc.                                3,400         106,590
                                                                    ------------
Lodging - 2.13%
Aztar Corp. (a)                                            3,200          98,592
                                                                    ------------
Retail - 4.56%
Barnes & Noble, Inc.                                       3,000         113,100
CBRL Group, Inc.                                           2,900          97,614
                                                                    ------------
                                                                         210,714
                                                                    ------------
Total Consumer, Cyclical (Cost $792,770)                                 749,215
                                                                    ------------

Consumer, Non-cyclical - 8.98%
Commercial Services - 6.32%
Arbitron, Inc.                                             2,300          91,632
Gevity HR, Inc.                                            2,800          76,272
Pharmaceutical Products Developments
  Service, Inc. (a)                                        1,375          79,076
Watson Wyatt & Co. Holdings                                1,675          45,141
                                                                    ------------
                                                                         292,121
                                                                    ------------
Food & Beverages - 2.66%
Performance Food Group Co. (a)                             3,900         123,084
                                                                    ------------
Total Consumer, Non-cyclical (Cost $333,577)                             415,205
                                                                    ------------

Financial - 9.95%
Banks - 4.41%
Boston Private Bancorp, Inc.                               3,000          79,620
Investors Financial Services Corp.                           900          29,610
Wilmington Trust Corp.                                     2,600          94,770
                                                                    ------------
                                                                         204,000
                                                                    ------------
Financial Services - 4.03%
Cohen & Steers, Inc.                                       1,300          26,000
Waddell & Reed Financial, Inc.                             3,900          75,504
WP Stewart & Company Ltd.                                  3,800          84,816
                                                                    ------------
                                                                         186,320
                                                                    ------------

Savings & Loans - 1.51%
BankAtlantic Bancorp, Inc.                                 4,100          69,659
                                                                    ------------
Total Financial (Cost $463,177)                                          459,979
                                                                    ------------

Healthcare - 24.89%
Biotechnology - 1.90%
Affymetrix, Inc. (a)                                       1,900          87,837
                                                                    ------------
Healthcare - Products - 8.50%
Biosite, Inc. (a)                                          1,400          86,604
ICU Medical, Inc. (a)                                      3,146          90,479
PolyMedica Corp.                                           3,100         108,314
Zoll Medical Corp. (a)                                     4,100         107,625
                                                                    ------------
                                                                         393,022
                                                                    ------------
Healthcare - Services - 8.76%
Amerigroup Corp. (a)                                       4,100          78,392
Amsurg Corp. (a)                                           3,900         106,704
Centene Corp. (a)                                          2,700          67,581
Covance, Inc. (a)                                            900          43,191
Renal Care Group, Inc. (a)                                 2,300         108,836
                                                                    ------------
                                                                         404,704
                                                                    ------------
Pharmaceuticals - 5.73%
Bradley Pharmaceuticals, Inc. (a)                          4,200          45,864
Medco Health Solutions, Inc. (a)                           1,078          59,107
Medicis Pharmaceutical Corp.                                 800          26,048
Priority Healthcare Corp. (a)                              4,800         133,728
                                                                    ------------
                                                                         264,747
                                                                    ------------
Total Healthcare (Cost $1,040,327)                                     1,150,310
                                                                    ------------

Industrial - 11.20%
Electrical Components & Equipment - 2.18%
Advanced Energy Industries, Inc. (a)                       4,300          46,268
Intermagnetics General Corp. (a)                           1,950          54,483
                                                                    ------------
                                                                         100,751
                                                                    ------------
Electronics - 7.39%
Benchmark Electronics, Inc. (a)                            3,500         105,420
Molecular Devices Corp. (a)                                5,000         104,450
Plexus Corp. (a)                                           7,700         131,593
                                                                    ------------
                                                                         341,463
                                                                    ------------
Transportation - 1.63%
Forward Air Corp.                                          2,050          75,522
                                                                    ------------
Total Industrial (Cost $429,167)                                         517,736
                                                                    ------------

Technology - 23.93%
Computer Software & Services - 6.58%
Advent Software, Inc. (a)                                  3,900         105,066
Cerner Corp. (a)                                           1,100          95,623
IDX Systems Corp. (a)                                      2,400         103,632
                                                                    ------------
                                                                         304,321
                                                                    ------------
Computers - 7.09%
BISYS Group, Inc. (a)                                      6,100          81,923
Caci International, Inc. (a)                               1,900         115,140
Digimarc Corp. (a)                                         2,600          17,628
Mercury Computer Systems, Inc. (a)                         4,300         112,875
                                                                    ------------
                                                                         327,566
                                                                    ------------
Semiconductors - 10.26%
Cree, Inc. (a)                                             3,100          77,562
DSP Group, Inc. (a)                                        4,000         102,640
Exar Corp. (a)                                             2,700          37,854
Lattice Semiconductor Corp. (a)                           12,300          52,644
OmniVision Technologies, Inc. (a)                          4,200          53,004
Photronics, Inc. (a)                                       4,700          91,180
Varian Semiconductor Equipment Associates, Inc. (a)        1,400          59,318
                                                                    ------------
                                                                         474,202
                                                                    ------------
Total Technology (Cost $968,967)                                       1,106,089
                                                                    ------------

TOTAL COMMON STOCKS (Cost $4,247,003)                               $  4,604,653
                                                                    ------------
SHORT TERM INVESTMENTS - 0.35%
Money Market Funds - 0.35%
Merrill Lynch Master EBP Repo Money Market Fund     $     16,032    $     16,032
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS (Cost $16,032)                         $     16,032
                                                                    ------------
Total Investments  (Cost $4,263,035) - 99.96%                       $  4,620,685
Other Assets in Excess of Liabilities, Net 0.04%                           1,776
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $  4,622,461
                                                                    ============

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2005:

   Cost of          Gross Unrealized     Gross Unrealized      Net Unrealized
 Investments          Appreciation         Depreciation          Gain/(Loss)
--------------------------------------------------------------------------------
 $4,264,138             $687,994             $331,448              $356,546

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)   Non-income producing security

Schedule of Investments
September 30, 2005 (Unaudited)
Quaker Mid-Cap Value Fund

                                                       Shares          Value
                                                    ------------    ------------
COMMON STOCKS - 98.89%
Basic Materials - 3.13%
Chemicals - 3.13%
Sherwin-Williams Co.                                      43,400    $  1,912,638
                                                                    ------------
Total Basic Materials (Cost $1,933,316)                                1,912,638
                                                                    ------------

Communications - 4.37%
Telecommunications - 4.37%
Tellabs, Inc. (a)                                        150,000       1,578,000
West Corp. (a)                                            29,200       1,091,788
                                                                    ------------
Total Communications (Cost $2,318,589)                                 2,669,788
                                                                    ------------

Consumer, Cyclical - 26.83%
Airlines - 3.59%
Skywest, Inc.                                             81,800       2,193,876
                                                                    ------------
Apparel - 2.58%
Quiksilver, Inc. (a)                                     109,000       1,575,050
                                                                    ------------
Auto Manufacturers - 5.47%
Oshkosh Truck Corp.                                       46,000       1,985,360
Paccar, Inc.                                              20,000       1,357,800
                                                                    ------------
                                                                       3,343,160
                                                                    ------------
Auto Parts & Equipment - 2.31%
Borg Warner, Inc.                                         25,000       1,411,500
                                                                    ------------
Home Builders - 8.66%
MDC Holdings, Inc.                                        27,000       2,130,030
Thor Industries, Inc.                                     31,250       1,062,500
Toll Brothers, Inc. (a)                                   47,000       2,099,490
                                                                    ------------
                                                                       5,292,020
                                                                    ------------
Lodging - 1.90%
Harrahs Entertainment, Inc.                               17,800       1,160,382
                                                                    ------------
Retail - 2.32%
American Eagle Outfitters, Inc.                           60,400       1,421,212
                                                                    ------------
Total Consumer, Cyclical (Cost $14,611,769)                           16,397,200
                                                                    ------------

Consumer, Non-cyclical - 1.81%
Commercial Services - 1.81%
Adesa, Inc.                                               50,000       1,105,000
                                                                    ------------
Total Consumer, Non-cyclical (Cost $1,179,209)                         1,105,000
                                                                    ------------

Energy - 12.42%
Oil & Gas - 5.82%
Houston Exploration Co. (a)                               30,800       2,071,300
Kinder Morgan, Inc.                                       15,450       1,485,672
                                                                    ------------
                                                                       3,556,972
                                                                    ------------
Oil & Gas Services - 6.60%
Lone Star Technologies, Inc. (a)                          29,800       1,656,582
Oil States International, Inc. (a)                        65,400       2,374,674
                                                                    ------------
                                                                       4,031,256
                                                                    ------------
Total Energy (Cost $5,310,048)                                         7,588,228
                                                                    ------------

Financial - 17.40%
Banks - 4.95%
Marshall & Ilsley Corp.                                   27,400       1,192,174
Zions Bancorp                                             25,800       1,837,218
                                                                    ------------
                                                                       3,029,392
                                                                    ------------
Insurance - 12.45%
First American Corp.                                      32,300       1,475,141
Philadelphia Consolidated Holding Corp. (a)               12,000       1,018,800
Protective Life Corp.                                     46,200       1,902,516
Universal American Financial Corp. (a)                    46,433       1,055,886
W.R. Berkley Corp.                                        54,600       2,155,608
                                                                    ------------
                                                                       7,607,951
                                                                    ------------
Total Financial (Cost $9,557,913)                                     10,637,343
                                                                    ------------

Healthcare - 11.82%
Healthcare - Services - 7.95%
Coventry Health Care, Inc. (a)                            25,300       2,176,306
Humana, Inc. (a)                                          37,000       1,771,560
Quest Diagnostics, Inc.                                   18,000         909,720
                                                                    ------------
                                                                       4,857,586
                                                                    ------------
Pharmaceuticals - 3.87%
Barr Pharmaceuticals, Inc. (a)                            11,200         615,104
Biovail Corp. (a)                                         75,000       1,752,750
                                                                    ------------
                                                                       2,367,854
                                                                    ------------
Total Healthcare (Cost $5,881,899)                                     7,225,440
                                                                    ------------

Industrial - 12.53%
Aerospace & Defense - 3.09%
Armor Holdings, Inc. (a)                                  44,000       1,892,440
                                                                    ------------
Electronics - 2.64%
Amphenol Corp.                                            40,000       1,613,600
                                                                    ------------
Hand & Machine Tools - 3.58%
Black & Decker Corp.                                      13,000       1,067,170
The Stanley Works                                         24,000       1,120,320
                                                                    ------------
                                                                       2,187,490
                                                                    ------------
Transportation - 3.22%
Yellow Roadway Corp. (a)                                  47,500       1,967,450
                                                                    ------------
Total Industrial (Cost $7,639,361)                                     7,660,980
                                                                    ------------

Technology - 6.77%
Computer Software & Services - 2.67%
Check Point Software Technologies Ltd. (a)                67,000       1,629,440
                                                                    ------------
Computers - 4.10%
Affiliated Computer Services, Inc. (a)                    22,500       1,228,500
Computer Sciences Corp. (a)                               27,000       1,277,370
                                                                    ------------
                                                                       2,505,870
                                                                    ------------
Total Technology (Cost $3,813,137)                                     4,135,310
                                                                    ------------

Utilities - 1.81%
Gas - 1.81%
Sempra Energy                                             23,500       1,105,910
                                                                    ------------
Total Utilities (Cost $949,355)                                        1,105,910
                                                                    ------------

TOTAL COMMON STOCKS (Cost $53,194,596)                              $ 60,437,837
                                                                    ------------

SHORT TERM INVESTMENTS - 1.39%
Money Market Funds - 1.39%
Evergreen Institutional Money Market Fund           $    424,591    $    424,591
Fidelity Institutional Cash Portfolios Fund              424,590         424,590
                                                                    ------------
                                                                         849,181
                                                                    ------------

TOTAL SHORT TERM INVESTMENTS (Cost $849,181)                        $    849,181
                                                                    ------------
Total Investments  (Cost $54,043,777) - 100.28%                     $ 61,287,018
Liabilities in Excess of Other Assets, Net (0.28)%                     (171,997)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 61,115,021
                                                                    ============

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2005:

   Cost of          Gross Unrealized     Gross Unrealized      Net Unrealized
 Investments          Appreciation         Depreciation          Gain/(Loss)
--------------------------------------------------------------------------------
 $54,043,777           $8,030,829            $787,588             $7,243,241

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)   Non-income producing security

Schedule of Investments
September 30, 2005 (Unaudited)
Quaker Small-Cap Value Fund

                                                       Shares          Value
                                                    ------------    ------------
COMMON STOCKS - 98.55%
Basic Materials - 3.93%
Chemicals - 1.61%
Agrium, Inc.                                              21,100    $    463,567
H B Fuller Co.                                             7,100         220,668
Terra Industries, Inc. (a)                                30,400         202,160
Wellman, Inc.                                             20,500         129,765
                                                                    ------------
                                                                       1,016,160
                                                                    ------------
Iron & Steel Production - 2.32%
Ipsco, Inc.                                                5,500         393,195
Reliance Steel And Aluminum Co.                           10,000         529,300
Ryerson Tull, Inc.                                        25,300         538,890
                                                                    ------------
                                                                       1,461,385
                                                                    ------------
Total Basic Materials (Cost $2,141,173)                                2,477,545
                                                                    ------------

Communications - 7.21%
Advertising - 0.52%
Ventiv Health, Inc. (a)                                   12,500         327,625
                                                                    ------------
Internet Software & Services - 2.48%
Earthlink, Inc. (a)                                       40,400         432,280
J2 Global Communications, Inc. (a)                         8,600         347,612
Netflix, Inc. (a)                                         11,000         285,890
United Online, Inc.                                       35,900         497,215
                                                                    ------------
                                                                       1,562,997
                                                                    ------------
Media - 0.77%
Dex Media, Inc.                                            2,900          80,591
Shaw Communications, Inc.                                 19,400         406,818
                                                                    ------------
                                                                         487,409
                                                                    ------------
Telecommunications - 3.44%
Arris Group, Inc. (a)                                     37,800         448,308
Black Box Corp.                                            6,200         260,152
Centurytel, Inc.                                          11,900         416,262
Commscope, Inc. (a)                                       11,400         197,676
Comtech Telecommunications, Inc. (a)                       9,400         389,818
SBA Communications Corp. (a)                              14,000         216,300
Scientific-Atlanta, Inc.                                   6,400         240,064
                                                                    ------------
                                                                       2,168,580
                                                                    ------------
Total Communications (Cost $4,032,062)                                 4,546,611
                                                                    ------------

Consumer, Cyclical - 17.83%
Airlines - 0.41%
ExpressJet Holdings, Inc. (a)                             28,700         257,439
                                                                    ------------
Apparel - 1.50%
K Swiss, Inc.                                             10,200         301,614
Phillips-Van Heusen Corp.                                  8,100         251,262
Warnaco Group, Inc. (a)                                   18,000         394,380
                                                                    ------------
                                                                         947,256
                                                                    ------------
Auto Parts & Equipment - 1.58%
Autoliv, Inc.                                             12,400         539,400
TRW Automotive Holdings Corp. (a)                         15,600         457,704
                                                                    ------------
                                                                         997,104
                                                                    ------------

Distribution & Wholesale - 2.35%
Brightpoint, Inc. (a)                                     20,850         399,069
Building Materials Holding Corp.                           6,200         577,778
Ingram Micro, Inc. (a)                                    13,200         244,728
Owens & Minor, Inc.                                        8,800         258,280
                                                                    ------------
                                                                       1,479,855
                                                                    ------------
Entertainment & Leisure - 0.86%
Gtech Holdings Corp.                                      16,900         541,814
                                                                    ------------
Home Builders - 3.23%
Beazer Homes USA, Inc.                                     8,300         486,961
KB Home                                                    5,300         387,960
Standard Pacific Corp.                                    10,400         431,704
WCI Communities, Inc. (a)                                  7,100         201,427
William Lyon Homes, Inc. (a)                               3,400         527,680
                                                                    ------------
                                                                       2,035,732
                                                                    ------------
Household Products - 0.69%
Toro Co.                                                  11,900         437,444
                                                                    ------------
Office Furnishings - 0.76%
HNI Corp.                                                  8,000         481,760
                                                                    ------------
Retail - 6.45%
Abercrombie & Fitch Co.                                    9,400         468,590
CEC Entertainment, Inc. (a)                               11,700         371,592
Children's Place (a)                                       6,900         245,916
Domino's Pizza, Inc.                                      10,600         247,192
Hibbett Sporting Goods, Inc. (a)                          11,100         246,975
Jack in the Box, Inc. (a)                                 14,000         418,740
Mens Wearhouse, Inc. (a)                                  10,500         280,350
Pacific Sunwear of California, Inc. (a)                    7,700         165,088
Pantry, Inc. (a)                                          12,100         452,177
Payless Shoesource, Inc. (a)                              14,500         252,300
Sports Authority, Inc. (a)                                15,200         447,488
Too, Inc. (a)                                             17,100         469,053
                                                                    ------------
                                                                       4,065,461
                                                                    ------------
Total Consumer, Cyclical (Cost $10,524,959)                           11,243,865
                                                                    ------------

Consumer, Non-cyclical - 5.49%
Agricultural Products - 0.36%
Delta & Pine Land Co.                                      8,600         227,126
                                                                    ------------
Commercial Services - 2.38%
Aaron Rents, Inc.                                          3,500          74,025
Administaff, Inc.                                          9,500         377,530
Albany Molecular Research, Inc. (a)                       11,100         135,198
Heidrick & Struggles International, Inc. (a)              10,100         327,038
Labor Ready, Inc. (a)                                      9,800         251,370
Watson Wyatt & Co. Holdings                               12,400         334,180
                                                                    ------------
                                                                       1,499,341
                                                                    ------------
Food & Beverages - 1.42%
Flowers Foods, Inc.                                       16,900         461,032
Ruddick Corp.                                             18,900         435,645
                                                                    ------------
                                                                         896,677
                                                                    ------------
Holding Companies - Diversified - 0.51%
Walter Industries, Inc.                                    6,500         317,980
                                                                    ------------
Household Products - 0.82%
John H. Harland Co.                                       11,700         519,480
                                                                    ------------
Total Consumer, Non-cyclical (Cost $3,088,648)                         3,460,604
                                                                    ------------

Energy - 7.30%
Oil & Gas - 5.58%
Frontier Oil Corp.                                        15,300         678,555
Giant Industries, Inc. (a)                                10,000         585,400
Parker Drilling Co. (a)                                   43,100         399,537
PetroKazakhstan, Inc.                                      9,300         506,199
Remington Oil And Gas Corp. (a)                            6,600         273,900
St Mary Land & Exploration Co.                             7,300         267,180
Stone Energy Corp. (a)                                     4,500         274,680
Unit Corp. (a)                                             9,600         530,688
                                                                    ------------
                                                                       3,516,139
                                                                    ------------
Oil & Gas Services - 1.72%
Oil States International, Inc. (a)                        15,600         566,436
Veritas DGC, Inc. (a)                                     14,200         520,004
                                                                    ------------
                                                                       1,086,440
                                                                    ------------
Total Energy (Cost $2,873,574)                                         4,602,579
                                                                    ------------

Financial - 20.10%
Banks - 2.41%
Banco Latinoamericano De Exportaciones SA                 19,400         329,412
Corus Bankshares, Inc.                                     4,700         257,701
First Bancorp                                             22,600         382,392
Fremont General Corp.                                     14,900         325,267
Webster Financial Corp.                                    5,000         224,800
                                                                    ------------
                                                                       1,519,572
                                                                    ------------
Financial Services - 5.44%
A.G. Edwards, Inc.                                        10,500         460,005
Accredited Home Lenders Holding Co. (a)                    9,700         341,052
Compucredit Corp. (a)                                      3,800         168,796
Eaton Vance Corp.                                         18,200         451,724
Indymac Bancorp, Inc.                                     13,000         514,540
Investment Technology Group, Inc. (a)                     17,900         529,840
Metris Companies, Inc. (a)                                30,200         441,826
Municipal Mortgage And Equity LLC                         16,100         402,017
Providian Financial Corp. (a)                              6,700         118,456
                                                                    ------------
                                                                       3,428,256
                                                                    ------------
Insurance - 7.11%
Axis Capital Holdings Ltd.                                16,500         470,415
Endurance Specialty Holdings Ltd.                         14,000         477,540
Infinity Property & Casualty Corp.                         7,600         266,684
LandAmerica Financial Group                                8,400         543,060
Platinum Underwriters Holdings Ltd.                       12,800         382,592
PMI Group, Inc.                                           12,800         510,336
Radian Group, Inc.                                        10,000         531,000
Stewart Information Services Corp.                         8,900         455,680
UICI                                                      15,200         547,200
Zenith National Insurance Corp.                            4,800         300,912
                                                                    ------------
                                                                       4,485,419
                                                                    ------------
Real Estate - 2.83%
CB Richard Ellis Group, Inc. (a)                           9,500         467,400
Jones Lang Lasalle, Inc.                                   9,300         428,358
The St. Joe Co.                                            7,200         449,640
Trammell Crow Co. (a)                                     17,900         441,772
                                                                    ------------
                                                                       1,787,170
                                                                    ------------
Savings & Loans - 2.31%
Downey Financial Corp.                                     7,300         444,570
FirstFed Financial Corp. (a)                               6,300         339,003
Independence Community Bank Corp.                          8,500         289,765
TierOne Corp.                                             14,500         381,495
                                                                    ------------
                                                                       1,454,833
                                                                    ------------
Total Financial (Cost $11,441,970)                                    12,675,250
                                                                    ------------

Healthcare - 11.39%
Biotechnology - 1.64%
Charles River Laboratories International, Inc. (a)         3,800         165,756
Invitrogen Corp. (a)                                       4,500         338,535
United Therapeutics Corp. (a)                              7,600         530,480
                                                                    ------------
                                                                       1,034,771
                                                                    ------------
Healthcare - Products - 6.64%
American Medical Systems Holdings, Inc. (a)               18,300         368,745
Dade Behring, Inc.                                        12,000         439,920
DJ Orthopedics, Inc. (a)                                   9,100         263,354
Genesis Healthcare Corp. (a)                               8,100         326,592
ICU Medical, Inc. (a)                                     14,500         417,020
Idexx Laboratories Corp. (a)                               6,900         461,472
LCA-Vision, Inc.                                          10,000         371,200
Mentor Corp.                                               6,500         357,565
Oakley, Inc.                                              19,800         343,332
Surmodics, Inc. (a)                                        9,800         379,162
Techne Corp. (a)                                           8,000         455,840
                                                                    ------------
                                                                       4,184,202
                                                                    ------------
Healthcare - Services - 0.52%
Sierra Health Services (a)                                 4,800         330,576
                                                                    ------------
Pharmaceuticals - 2.59%
Alpharma, Inc.                                            22,300         554,601
Angiotech Pharmaceuticals, Inc. (a)                       15,000         210,300
Biovail Corp. (a)                                         12,000         280,440
King Pharmaceuticals, Inc. (a)                            38,200         587,516
                                                                    ------------
                                                                       1,632,857
                                                                    ------------
Total Healthcare (Cost $5,861,663)                                     7,182,406
                                                                    ------------

Industrial - 11.43%
Aerospace & Defense - 0.80%
AAR Corp. (a)                                             14,500         249,110
Teledyne Technologies, Inc. (a)                            7,400         255,078
                                                                    ------------
                                                                         504,188
                                                                    ------------
Building Materials - 1.15%
Eagle Materials, Inc.                                      3,800         461,206
Florida Rock Industries, Inc.                              4,100         262,769
                                                                    ------------
                                                                         723,975
                                                                    ------------
Electrical Components & Equipment - 0.78%
Energizer Holdings, Inc. (a)                               3,600         204,120
General Cable Corp. (a)                                   17,100         287,280
                                                                    ------------
                                                                         491,400
                                                                    ------------
Electronics - 2.61%
Avnet, Inc. (a)                                           14,200         347,190
CTS Corp.                                                 11,500         139,150
Cymer, Inc. (a)                                           12,200         382,104
Kemet Corp. (a)                                           29,600         248,048
Nam Tai Electronics, Inc.                                 10,300         261,929
Plexus Corp. (a)                                          15,600         266,604
                                                                    ------------
                                                                       1,645,025
                                                                    ------------
Machinery - Construction & Mining - 0.12%
Terex Corp. (a)                                            1,500          74,145
                                                                    ------------
Machinery - Diversified - 1.01%
Cummins, Inc.                                              5,400         475,146
NACCO Industries, Inc.                                     1,400         160,230
                                                                    ------------
                                                                         635,376
                                                                    ------------
Metal Fabricate & Hardware - 1.74%
Quanex Corp.                                               8,400         556,248
Timken Co.                                                18,300         542,229
                                                                    ------------
                                                                       1,098,477
                                                                    ------------

Miscellaneous Manufacturing - 1.11%
A.O. Smith Corp.                                           7,300         208,050
Blount International, Inc. (a)                            14,200         250,488
Lancaster Colony Corp.                                     5,600         240,800
                                                                    ------------
                                                                         699,338
                                                                    ------------
Packaging & Containers - 0.12%
Silgan Holdings, Inc.                                      2,400          79,824
                                                                    ------------
Transportation - 1.99%
CNF, Inc.                                                  9,000         472,500
Ryder System, Inc.                                        13,100         448,282
Teekay Shipping Corp.                                      7,800         335,790
                                                                    ------------
                                                                       1,256,572
                                                                    ------------
Total Industrial (Cost $6,374,192)                                     7,208,320
                                                                    ------------

Technology - 10.25%
Computer Software & Services - 5.28%
Compuware Corp. (a)                                       33,700         320,150
CSG Systems International, Inc. (a)                       15,700         340,847
Dun & Bradstreet Corp. (a)                                 6,000         395,220
Fair Isaac Corp.                                          11,900         533,120
Informatica Corp. (a)                                     22,700         272,854
Mantech International Corp. (a)                            7,400         195,434
Microstrategy, Inc. (a)                                    6,100         428,769
Sybase, Inc. (a)                                          23,700         555,054
Transaction Systems Architects, Inc. (a)                  10,300         286,855
                                                                    ------------
                                                                       3,328,303
                                                                    ------------
Computers - 2.59%
Agilysys, Inc.                                            13,800         232,392
Imation Corp.                                              8,700         372,969
Intergraph Corp. (a)                                       9,900         442,629
Komag, Inc. (a)                                           11,600         370,736
Reynolds & Reynolds Co.                                    7,900         216,539
                                                                    ------------
                                                                       1,635,265
                                                                    ------------
Office & Business Equipment - 0.60%
Imagistics International, Inc. (a)                         9,000         376,650
                                                                    ------------
Semiconductors - 1.78%
Emulex Corp. (a)                                          12,300         248,583
LSI Logic Corp. (a)                                       41,400         407,790
OmniVision Technologies, Inc. (a)                         16,500         208,230
Photronics, Inc. (a)                                      13,500         261,900
                                                                    ------------
                                                                       1,126,503
                                                                    ------------
Total Technology (Cost $5,704,234)                                     6,466,721
                                                                    ------------

Utilities - 3.62%
Electric - 2.60%
Energy East Corp.                                          7,500         188,925
Northeast Utilities, Inc.                                 12,400         247,380
NRG Energy, Inc. (a)                                      11,200         477,120
Sierra Pacific Resources (a)                              33,200         493,020
Wisconsin Energy Corp.                                     5,900         235,528
                                                                    ------------
                                                                       1,641,973
                                                                    ------------
Gas - 1.02%
Energen Corp.                                             14,800         640,248
                                                                    ------------
Total Utilities (Cost $1,786,009)                                      2,282,221
                                                                    ------------

TOTAL COMMON STOCKS (Cost $53,828,484)                              $ 62,146,122
                                                                    ------------
WARRANTS - 0.00%
Imperial Credit Industries, Inc.
    Expiration: January 30,2008 (a)                          806               0
                                                                    ------------
TOTAL WARRANTS (Cost $0)                                            $          0
                                                                    ------------
SHORT TERM INVESTMENTS - 0.89%
Money Market Funds - 0.89%
Evergreen Institutional Money Market Fund           $    560,191    $    560,191
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS (Cost $560,191)                        $    560,191
                                                                    ------------
Total Investments  (Cost $54,388,675) - 99.44%                      $ 62,706,313
Other Assets in Excess of Liabilities, Net 0.56%                         350,609
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 63,056,922
                                                                    ============

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2005:

   Cost of          Gross Unrealized     Gross Unrealized      Net Unrealized
 Investments          Appreciation         Depreciation          Gain/(Loss)
--------------------------------------------------------------------------------
 $54,388,675           $9,974,945           $1,657,307             $8,317,638

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)   Non-income producing security

Schedule of Investments
September 30, 2005 (Unaudited)
Geewax Terker Core Value Fund

                                                       Shares          Value
                                                    ------------    ------------
COMMON STOCKS - 98.67%
Basic Materials - 11.56%
Chemicals - 1.40%
Airgas, Inc.                                               1,000    $     29,630
                                                                    ------------
Forest Products & Paper - 2.25%
Plum Creek Timber Company, Inc.                              500          18,955
Rayonier, Inc.                                               500          28,810
                                                                    ------------
                                                                          47,765
                                                                    ------------
Iron & Steel Production - 1.86%
Posco ADR                                                    700          39,592
                                                                    ------------
Mining - 6.05%
Anglo American PLC ADR                                       300           9,060
BHP Billiton Ltd. ADR                                      3,500         119,630
                                                                    ------------
                                                                         128,690
                                                                    ------------
Total Basic Materials (Cost $219,199)                                    245,677
                                                                    ------------

Consumer, Cyclical - 14.93%
Distribution & Wholesale - 1.08%
Hughes Supply, Inc.                                          700          22,820
                                                                    ------------
Food & Beverages - 0.61%
Centerplate, Inc.                                          1,100          13,035
                                                                    ------------
Home Builders - 2.00%
WCI Communities, Inc. (a)                                  1,500          42,555
                                                                    ------------
Retail - 11.24%
Claire's Stores, Inc.                                      1,400          33,782
Darden Restaurants, Inc.                                     800          24,296
Lowe's Companies, Inc.                                       500          32,200
Target Corp.                                                 550          28,562
Wal-Mart de Mexico SA de CV ADR                            1,500          76,282
Wal-Mart Stores, Inc.                                      1,000          43,820
                                                                    ------------
                                                                         238,942
                                                                    ------------
Total Consumer, Cyclical (Cost $333,081)                                 317,352
                                                                    ------------

Consumer, Non-cyclical - 3.28%
Agricultural Products - 1.29%
Cresud S.A.C.I.F and A. ADR                                2,000          27,460
                                                                    ------------
Household Products - 1.99%
ACCO Brands Corp. (a)                                         47           1,326
Jarden Corp. (a)                                           1,000          41,070
                                                                    ------------
                                                                          42,396
                                                                    ------------
Total Consumer, Non-cyclical (Cost $69,528)                               69,856
                                                                    ------------

Energy - 13.31%
Coal - 3.17%
Peabody Energy Corp.                                         800          67,480
                                                                    ------------
Oil & Gas - 10.14%
Callon Petroleum Co. (a)                                   1,000          20,930
Giant Industries, Inc. (a)                                 1,000          58,540
Newfield Exploration Co. (a)                               1,200          58,920
Penn Virginia Corp.                                          400          23,084
Valero Energy Corp.                                          400          45,224
Whiting Petroleum Holdings, Inc. (a)                         200           8,768
                                                                    ------------
                                                                         215,466
                                                                    ------------
Total Energy (Cost $159,938)                                             282,946
                                                                    ------------

Financial - 34.46%
Banks - 4.41%
Barclays PLC                                               1,000          40,780
East West Bancorp, Inc.                                      400          13,616
First Regional Bancorp (a)                                   500          39,395
                                                                    ------------
                                                                          93,791
                                                                    ------------
Financial Miscellaneous - 1.24%
First Cash Financial Services, Inc. (a)                    1,000          26,320
                                                                    ------------
Financial Services - 3.78%
Asta Funding, Inc.                                         1,600          48,576
Encore Capital Group, Inc. (a)                             1,060          18,910
Merrill Lynch & Co., Inc. (a)                                500          12,750
                                                                    ------------
                                                                          80,236
                                                                    ------------
Insurance - 3.10%
HCC Insurance Holdings, Inc.                               1,050          29,957
UICI                                                       1,000          36,000
                                                                    ------------
                                                                          65,957
                                                                    ------------
Investment Companies - 11.65%
Allied Capital Corp.                                       2,400          68,712
American Capital Strategies Ltd.                           1,300          47,658
Apollo Investment Corp.                                    4,000          79,200
Ares Capital Corp.                                         3,200          52,096
                                                                    ------------
                                                                         247,666
                                                                    ------------
Real Estate - 10.28%
Ashford Hospitality Trust, Inc.                            1,300          13,988
Capital Trust, Inc.                                          800          25,728
CB Richard Ellis Group, Inc. (a)                           3,000         147,600
Pope Resources Limited Partnership                         1,000          31,300
                                                                    ------------
                                                                         218,616
                                                                    ------------
Total Financial (Cost $688,364)                                          732,586
                                                                    ------------

Healthcare - 3.27%
Healthcare - Products - 0.37%
Microtek Medical Holdings, Inc. (a)                        2,100           7,791
                                                                    ------------
Healthcare - Services - 2.90%
Aetna, Inc.                                                  310          26,703
Lifepoint Hospitals, Inc. (a)                                800          34,984
                                                                    ------------
                                                                          61,687
                                                                    ------------
Total Healthcare (Cost $72,286)                                           69,478
                                                                    ------------

Industrial - 10.46%
Electronics - 0.55%
Rogers Corp. (a)                                             300          11,610
                                                                    ------------
Machinery - Diversified - 0.37%
Rockwell Automation, Inc.                                    150           7,935
                                                                    ------------
Miscellaneous Manufacturing - 6.11%
General Electric Co.                                       2,400          80,808
Harsco Corp.                                                 500          32,785
Trinity Industries, Inc.                                     400          16,196
                                                                    ------------
                                                                         129,789
                                                                    ------------
Transportation - 3.43%
Genesee & Wyoming, Inc. (a)                                  700          22,190
Kirby Corp. (a)                                              700          34,601
Norfolk Southern Corp.                                       400          16,224
                                                                    ------------
                                                                          73,015
                                                                    ------------
Total Industrial (Cost $186,302)                                         222,349
                                                                    ------------

Technology - 0.16%
Computers - 0.16%
Dell, Inc. (a)                                               100           3,420
                                                                    ------------
Total Technology (Cost $3,621)                                             3,420
                                                                    ------------

Utilities - 7.24%
Electric - 6.36%
Exelon Corp.                                                 600          32,064
Korea Electric Power Corp. ADR                             2,000          35,420
TXU Corp.                                                    600          67,728
                                                                    ------------
                                                                         135,212
                                                                    ------------
Gas - 0.88%
Sempra Energy                                                400          18,824
                                                                    ------------
Total Utilities (Cost $92,413)                                           154,036
                                                                    ------------

TOTAL COMMON STOCKS (Cost $1,824,732)                               $  2,097,700
                                                                    ------------
EQUITY FUNDS - 0.62%
Equity Fund - 0.62%
PowerShares ETF Trust Dynamic Biotechnology
  Genome Portfolio Shares (a)                                300           5,058
PowerShares ETF Trust Semiconductors
  Portfolio Shares (a)                                       500           8,000
                                                                    ------------
Total Equity Fund (Cost $12,977)                                          13,058
                                                                    ------------

TOTAL EQUITY FUNDS (Cost $12,977)                                   $     13,058
                                                                    ------------
SHORT TERM INVESTMENTS - 0.55%
Money Market Funds - 0.55%
Merrill Lynch Master EBP Repo Money Market Fund     $     11,758    $     11,758
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS (Cost $11,758)                         $     11,758
                                                                    ------------
Total Investments  (Cost $1,849,467) - 99.84%                       $  2,122,516
Other Assets in Excess of Liabilities, Net 0.16%                           3,404
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $  2,125,920
                                                                    ============

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2005:

   Cost of          Gross Unrealized     Gross Unrealized      Net Unrealized
 Investments          Appreciation         Depreciation          Gain/(Loss)
--------------------------------------------------------------------------------
  $1,849,467            $327,878              $54,829              $273,049

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

ADR   American Depository Receipt

(a)   Non-income producing security

Schedule of Investments
September 30, 2005 (Unaudited)
Quaker Fixed Income Fund

                                                     Principal
                                                       Amount          Value
                                                    ------------    ------------
CORPORATE BONDS - 15.10%
Financial Services - 2.81%
General Motors Acceptance Corp.
    6.75%, 01/15/2006                               $    100,000    $    100,523
                                                                    ------------
Healthcare - Products - 7.98%
C R Bard, Inc.
    6.70%, 12/01/2026                                    250,000         285,627
                                                                    ------------
Textiles - 4.31%
Hoechst Celanese Corp.
    7.125%, 03/15/2009                                   150,000         154,061
                                                                    ------------
TOTAL CORPORATE BONDS (Cost $495,177)                               $    540,211
                                                                    ------------
ASSET BACKED SECURITIES - 28.88%
Chase Commercial Mortgage Securities Corp.
    Series 1996-2 A, 6.90%, 11/19/2028                    45,916          46,152
    Series 1999-2 A, 7.032%, 01/15/2032                   39,579          40,657
Commercial Mortgage Acceptance Corp.
    Series 1999-C1 A2, 7.03%, 06/15/2031                  20,000          21,332
Conseco Finance Securitizations Corp.
    Series 2000-1 M, 9.08%, 05/01/2031 (a)(b)             25,000           2,250
CS First Boston Mortgage Securities Corp.
    Series 2002-1, 7.50%, 05/25/2032                     459,707         459,964
Deutsche Mortgage & Asset Receiving Corp.
    Series 1998-C1 A, 6.538%, 06/15/2031                  51,138          52,819
DLJ Commercial Mortgage Corp.
    Series 1998-CF1 AB, 6.41%, 02/18/2031                 23,912          24,640
    Series 1998-CG1 AB, 6.41%, 06/10/2031                 95,172          98,773
First Union Lehman Brothers
Commercial Mortgage Trust
    Series 1997-C1 A, 7.38%, 04/18/2029                   54,366          55,697
GMAC Commercial Mortgage Security, Inc.
    Series 1997-C2 A, 6.566%, 04/15/2029                  33,881          34,953
JP Morgan Commercial Mortgage Finance Corp.
    Series 1999-C7 A, 6.18%, 10/15/2035                    3,867           3,894
Merrill Lynch Mortgage Investors, Inc.
    Series 1998-C1 A1, 6.31%, 11/15/2026                   4,872           4,894
    Series 1995-C2 A1, 6.9648%, 06/15/2021 (c)             4,799           4,792
    Series 1997-C1 A, 7.12%, 06/18/2029 (c)                4,528           4,594
Mortgage Capital Funding, Inc.
    Series 1997-MC2, 7.117%, 11/20/2027                   85,000          88,770
Nomura Asset Securities Corp.
    Series 1998-D6 A2, 7.0362%, 03/15/2030 (c)            50,000          56,304
Salomon Brothers Mortgage Securities VI, Inc.
    Series 1986-1 A, 6.00%, 12/25/2011                    33,042          32,958
                                                                    ------------
TOTAL ASSET BACKED SECURITIES (Cost $1,045,747)                     $  1,033,443
                                                                    ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 56.13%
Federal Home Loan Mortgage Corp. - 25.36%
    Series 2649KA, 4.50%, 07/15/2018                      92,584          90,229
    Series 2833, 5.50%, 12/15/2031                       300,000         298,374
    Series 2876, 5.50%, 10/15/2034                       319,413         320,911
    Pool E50726, 8.50%, 07/01/2007                        55,403          57,398
    Pool E51028, 8.50%, 07/01/2007                         9,245           9,578
    Pool E51721, 8.50%, 01/01/2008                        40,992          42,468
    Pool E51878, 8.50%, 09/01/2007                        47,721          49,439
    Series 22 C, 9.50%, 04/15/2020                        38,926          38,875
                                                                    ------------
                                                                         907,272
                                                                    ------------

Federal National Mortgage Association - 22.55%
    Series 1993-152 K, 0.00%, 08/25/2023 (a)              31,453          27,923
    Series 2003-33 LD, 4.25%, 09/25/2022                 517,476         508,879
    Series 2002-93 CB, 5.25%, 10/25/2030                 267,812         270,121
                                                                    ------------
                                                                         806,923
                                                                    ------------

Government National Mortgage Association - 4.20%
    Pool 8690, 3.75%, 09/20/2020 (c)                      13,254          13,183
    Series 8249, 3.75%, 08/20/2017 (c)                    31,697          31,519
    Pool 8314, 4.125%, 11/20/2023 (c)                     14,591          14,597
    Pool 8413, 4.125%, 10/20/2018 (c)                     29,300          29,306
    Pool 8701, 4.125%, 10/20/2020 (c)                     50,027          50,044
    Pool 8597, 4.375%, 02/20/2025 (c)                     11,469          11,507
                                                                    ------------
                                                                         150,156
                                                                    ------------

U.S. Treasury Note - 4.02%
    4.00%, 02/15/2015                                     50,000          48,672
    5.375%, 02/15/2031                                    85,000          95,226
                                                                    ------------
                                                                         143,898
                                                                    ------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,022,484)        $  2,008,249
                                                                    ------------
Total Investments  (Cost $3,563,408) - 100.11%                      $  3,581,903
Liabilities in Excess of Other Assets, Net (0.11)%                       (4,098)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $  3,577,805
                                                                    ============

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2005:

   Cost of          Gross Unrealized     Gross Unrealized      Net Unrealized
 Investments          Appreciation         Depreciation          Gain/(Loss)
--------------------------------------------------------------------------------
  $3,563,408             $89,003              $70,508              $18,495

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)   Non-income producing security

(b) Securities for which market quotations are not readily available are values at the fair market value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at September 30, 2005 is $2,250, which represents 0.06% of total net assets.

(c) Variable rate securities, the coupon rate shown is the effective interest rate as of September 30, 2005.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Quaker Investment Trust


By /s/ Jeffry H. King, Sr.
   -------------------------------------
   Jeffry H. King, Sr.

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeffry H. King, Sr.
   -------------------------------------
   Jeffry H. King, Sr., Chief Executive Officer

Date: November 29, 2005

By /s/ Jeffry H. King, Sr.
   -------------------------------------
   Jeffry H. King, Sr., Treasurer

Date: November 29, 2005